Stock Options (Details) - CAD ($)		12 Months Ended
	Sep. 01, 2021	Oct. 31, 2022	Oct. 31, 2021
Stock Options (Details) [Line Items]
Stock options granted (in Shares)		86,333	111,889
Weighted average exercise price per share (in Dollars per share)		$ 20.68	$ 20.67
Options vest expiration		3 years	3 years
Fair value of stock options (in Dollars)		$ 1,101,438	$ 692,155
weighted average grant date fair value of stock options (in Dollars)		$ 12.75	$ 13.8
Stock Options [Member]
Stock Options (Details) [Line Items]
Issued and outstanding common shares	2.00%
Top of range [member]
Stock Options (Details) [Line Items]
Issued and outstanding common shares	5.00%
Options vest expiration		5 years	5 years
Bottom of range [member]
Stock Options (Details) [Line Items]
Issued and outstanding common shares	2.00%
Options vest expiration		10 years	10 years